Shareholders' Equity - Stock-Based Compensation Narrative (Details) - shares		1 Months Ended			12 Months Ended
	May. 27, 2015	Dec. 31, 2013	Apr. 30, 2013	Oct. 31, 2010	Dec. 31, 2015	Jan. 01, 2016	Apr. 30, 2015	Dec. 31, 2014
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options outstanding (in shares)		12,737,893			11,204,026			15,031,388
Restricted Share Units
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Units granted (in shares)					503,701
Stock Option Plan and LTIP | Class A Subordinate Voting
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares reserved for issuance	3,743,692
Shares reserved for issuance, percentage of annual increase	5.00%
Stock Option Plan | Stock options | Class A Subordinate Voting
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Trading days used to calculate volume weighted average trading price	5 days
LTIP | Class A Subordinate Voting
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares receivable per LTIP unit	1
LTIP | PSUs
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Units granted (in shares)					0
LTIP | DSUs
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Units granted (in shares)					0
Legacy Option Plan | Employee and Nonemployee Stock Options
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award vesting period				4 years
Award vesting amount (as a percent)		2.08%
Vesting commencement period, following employment or engagement start date			3 months
Options outstanding (in shares)							14,982,341
Award expiration period			10 years
Tranche One | LTIP | Restricted Share Units
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award vesting amount (as a percent)	33.33%
Tranche One | Legacy Option Plan | Employee and Nonemployee Stock Options
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award vesting period				1 year
Award vesting amount (as a percent)				25.00%
Tranche Two | LTIP | Restricted Share Units
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award vesting amount (as a percent)	33.33%
Tranche Two | Legacy Option Plan | Employee and Nonemployee Stock Options
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award vesting amount (as a percent)				2.08%
Tranche Three | LTIP | Restricted Share Units
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award vesting amount (as a percent)	33.33%
Subsequent Event | Stock Option Plan and LTIP | Class A Subordinate Voting
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares reserved for issuance						6,786,124